PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Disclosure of prepayments and other receivables

17              19 PREPAYMENTS AND OTHER RECEIVABLES

	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Due from third parties	304,530	268,715
Due from related parties	25,961	45,536
	330,491	314,251

	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Other receivables	314,616	288,432
Less: Provision for impairment loss	(13,336)	(13,325)
Other receivables, net (Note (a))	301,280	275,107
Prepayments (Note (b))	29,211	39,144
	330,491	314,251

(a)           Other receivables mainly represent miscellaneous deposits and receivables arising from the course of provision of non-railway transportation services by the Group. As of 31 December 2017, the input VAT with related invoices not been received or verified amounted to RMB122,190,000 (2016: RMB 156,072,000).

Movements on the provision for impairment of other receivables are as follows:

	2015	2016	2017
	RMB’000	RMB’000	RMB’000

At 1 January	62,060	13,377	13,336
Provision for impairment loss	62	-	-
Reversal of impairment loss provision	(7,699)	(1)	(3)
Written-off	(28,734)	(40)	(8)
Elimination arising from business combination	(12,312)	-	-
At 31 December	13,377	13,336	13,325

(b)           Prepayments mainly represent amounts paid in advance to the suppliers for utilities and other operating expenses of the Group.

19         PREPAYMENTS AND OTHER RECEIVABLES (CONTINUED)

The carrying amounts of the Group’s prepayments and other receivables are denominated in the following currencies:

	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

RMB	330,425	314,184
HKD	66	67
	330,491	314,251

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above. The Group does not hold any collateral as security.